Revolving Credit Agreement (Details)					1 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Oct. 14, 2015 USD ($)	Aug. 26, 2015 USD ($)	May 13, 2015 USD ($) well	Feb. 20, 2014 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2017 USD ($)	Aug. 21, 2015 USD ($)	Jun. 01, 2015 USD ($)	May 31, 2015 USD ($)	Apr. 13, 2015 USD ($)
Debt Instrument [Line Items]
Forebearance agreement, borrowing base deficiency payment		$ 76,081			$ 190,500
Forbearance agreement, payment of borrowing base deficiency	$ 50,000
Remaining balance on credit agreement					570,500					$ 570,500
Amortization of financing costs							$ 6,237	$ 30,617
Interest expense							20,415	$ 33,633
Revolving Credit Facility
Debt Instrument [Line Items]
Remaining balance on credit agreement					$ 672,000		0		$ 0	672,000
Revolving Credit Facility | Forbearance Agreement
Debt Instrument [Line Items]
Forebearance agreement, borrowing base deficiency payment									570,500
Forbearance Agreement, Required Payment of Borrowing Base Deficiency Due to Expiration													$ 260,000
Forbearance agreement, payment of borrowing base deficiency	$ 50,000	$ 76,081
Forbearance agreement, periodic borrowing base deficiency payment							$ 20,000		$ 20,000			$ 20,000
Texas Capital Bank | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 25,000,000
Texas Capital Bank | Revolving Credit Facility
Debt Instrument [Line Items]
Minimum borrowing capacity				$ 1,450,000
Debt instrument, interest rate (as a percent)				0.50%
Decrease in borrowing base																$ (300,000)
Line of credit facility, monthly increase (decrease) in maximum borrowing capacity														$ (10,000)	$ 0	$ (10,000)
Line of credit facility, payment for decrease in maximum borrowing capacity						$ 10,000
Line of credit facility, failure to make required payment for decrease in maximum borrowing capacity			$ 300,000
Line of credit facility, number of wells added for collateral due to amount outstanding exceeding maximum borrowing capacity | well			5
Amortization of financing costs										40,823	$ 40,823
Interest expense										$ 46,056	$ 40,053
Texas Capital Bank | Revolving Credit Facility | Subsidiaries | Minimum
Debt Instrument [Line Items]
Cash interest ratio				3.5
Current ratio				1.0
Texas Capital Bank | Revolving Credit Facility | Loans Payable
Debt Instrument [Line Items]
Debt instrument, interest rate (as a percent)				1.00%
Debt instrument, collateral, percentage of interest in subsidiary				100.00%
Texas Capital Bank | Revolving Credit Facility | Letter of Credit
Debt Instrument [Line Items]
Debt instrument, interest rate (as a percent)				2.00%